Inventories - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes Of Inventories [Line Items]
Inventory write-off	$ 60	$ 55
Decrease through write-off, financial assets	94	75
Inventories pledged as security for liabilities	925	850
Opening balance as previously reported
Classes Of Inventories [Line Items]
Net inventory write- back	$ 34	$ 20